Aug. 01, 2021
KRANE SHARES TRUST

KraneShares Asia Pacific High Yield Bond ETF
(the “Fund”)

Supplement dated September 29, 2021 to the currently effective Summary Prospectus, Statutory Prospectus and
Statement
of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2021.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Change in Investment Objective

Effective immediately, the disclosure under “Investment Objective” in the Fund’s Prospectus
and
the first paragraph about the Fund in the “Additional Information about Certain Funds’ Principal Investment Strategies and Indexes” section in the Statutory Prospectus, is deleted in its entirety and replaced with the following:

The KraneShares Asia Pacific High Income Bond ETF (the “Fund”) seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (the “Underlying Index”) over a complete market cycle.

Also effective immediately, the following is added to the “Principal Risks” section of the Prospectus:

Real Estate Sector Risk.
The Fund may invest in securities within the real estate sector. Investments in real estate issuers may be volatile. Real estate issuers are susceptible to the risks associated with direct ownership of real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Change in Name

Effective November 28, 2021, the name of KraneShares Asia Pacific High Yield Bond ETF will be changed to KraneShares Asia Pacific High Income Bond ETF, and all references to KraneShares Asia Pacific High Yield Bond ETF will be replaced with KraneShares Asia Pacific High Income Bond ETF as of that date.

Change in 80% Policy

Effective November 28, 2021, the Fund’s 80% policy will be revised as follows:

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities of issuers located in the Asia-Pacific region and other instruments that have economic characteristics similar to such securities.

Accordingly, as of the same date , the first two paragraphs in the Fund’s “Principal Investment Strategies” section in the Prospectus and the second and third paragraphs in the “Additional Information about Certain Funds’ Principal Investment Strategies and Indexes” section in the Statutory Prospectus are deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities of issuers located in the
Asia-Pacific region and other instruments that have economic characteristics similar to such securities.

The Fund may invest in fixed income securities, of any credit quality, duration or maturity, issued by corporate, quasi-sovereign (including government-linked agencies, supranational organizations, etc.) and sovereign issuers. The Fund seeks to invest in high income producing instruments and will seek to invest primarily in fixed income securities that are below investment grade (commonly known as “junk bonds”) or unrated. Below investment grade securities are generally defined as those fixed income securities that, at the time of investment, are rated below the four highest categories (i.e., rated Ba1/BB+ or lower) by at least one independent credit rating agency or, if unrated, are determined by Nikko Asset Management Americas Inc. or its affiliates (“Nikko, or the “Sub-Adviser”) to be of comparable quality.